Document and Entity Information	0 Months Ended
Sep. 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	Sep. 29, 2014
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Sep. 29, 2014
Document Effective Date	Sep. 29, 2014
Prospectus Date	Dec. 29, 2013
MFS® Global Leaders Fund | A
Risk/Return:
Trading Symbol	GLOAX
MFS® Global Leaders Fund | B
Risk/Return:
Trading Symbol	GLOBX
MFS® Global Leaders Fund | C
Risk/Return:
Trading Symbol	GLOCX
MFS® Global Leaders Fund | I
Risk/Return:
Trading Symbol	GLODX